Long-term debt	12 Months Ended
Dec. 31, 2025
Long-term debt [Abstract]
Long-term debt
13.
Long-term debt
2025 2024
Unsecured debentures
Series F - 5.09 % debentures due November 14, 2042 $ 99,416 $ 99,395
Series H - 2.95 % debentures due October 21, 2027 399,302 398,936
Series I - 4.94 % debentures due May 24, 2031 497,630 497,252
Term
loans
- 285,707
996,348 1,281,290
Less current portion - (285,707)
Total $ 996,348 $ 995,583
Cameco has a $ 1,000,000,000
unsecured revolving credit facility that is available until
October 1, 2029 . Upon mutual
agreement, the facility can be extended for an additional year on the anniversary date. In addition to direct borrowings under the facility, up to $ 100,000,000
can be used for the issuance of letters of credit and, to the extent necessary, it may be used to provide liquidity support for the Company’s commercial paper program. The agreement also provides the ability to increase the revolving credit facility above $ 1,000,000,000
by increments no less than $
50,000,000 , to a total of $ 1,250,000,000 . The
facility ranks equally with all of Cameco’s other senior debt. As of December 31, 2025 and 2024, there were no amounts
outstanding under this facility.
Cameco has $ 1,793,917,000
(2024 - $
1,890,028,000 ) in letter of credit facilities. Outstanding and committed letters of credit at
December 31, 2025 amounted to $ 1,529,574,000
(2024 - $
1,527,815,000 ), the majority of which relate to future
decommissioning and reclamation liabilities (note 15) and CRA reassessments (note 20).
On May 24, 2024, Cameco issued $ 500,000,000
of Series I debentures which bear interest at a rate of
4.94 % per annum. The
net proceeds of the issue after deducting expenses were approximately $ 497,000,000 . The debentures mature on May 24,
2031 and are being amortized at an effective interest rate of 5.04%.
On November 7, 2023, the Company utilized a term loan for US$ 600,000,000 to finance the
49 % acquisition of Westinghouse.
The term loan consisted of two US$ 300,000,000
tranches. The second tranche was fully repaid on June 10, 2024. On
September 9, 2024, Cameco repaid US$ 100,000,000
on the first tranche. The remaining US$
200,000,000
was repaid on
January 13, 2025.
Cameco is bound by a covenant in its revolving credit facility and term loan. The covenant requires a funded debt to tangible net worth ratio equal to or less than 1 :1. Non-compliance with this covenant could result in accelerated payment and termination of the revolving credit facility. At December 31, 2025, Cameco was in compliance with the covenant and does not expect its operating and investing activities in 2026 to be constrained by it.
The table below represents currently scheduled maturities of long-term debt:
2026 2027 2028 2029 2030 Thereafter Total
$ - 399,302 - - - 597,046 $ 996,348